Payroll, staff and employee benefits obligations	12 Months Ended
Dec. 31, 2018
Payroll, staff and employee benefits obligations
Payroll, staff and employee benefits obligations

10) Payroll, staff and employee benefits obligations

10.1) Employee benefits obligations

Accounting policies

In accordance with the laws and practices of each country, the Group participates in employee benefit plans offering retirement, death and disability, healthcare and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.

These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various non-Group instruments such as mutual funds, insurance contracts, and other instruments.

For defined contribution plans, expenses correspond to the contributions paid.

Defined benefit obligations are determined according to the Projected Unit Method. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments (depending on new calculations or assumptions) and between projected and actual return of plan assets. Such gains and losses are recognized in the statement of comprehensive income, with no possibility to subsequently recycle them to the income statement.

The past service cost is recorded immediately in the statement of income, whether vested or unvested.

The net periodic pension cost is recognized under “Other operating expenses”.

Liabilities for employee benefits obligations consist of the following:

As of December 31,
(M$)	2018	2017	2016
Pension benefits liabilities	2,545	2,877	2,948
Other benefits liabilities	669	705	648
Restructuring reserves (early retirement plans)	149	153	150
Total	3,363	3,735	3,746
Net liabilities relating to assets held for sale	—	—	145

Description of plans and risk management

The Group operates, for the benefit of its current and former employees, both defined benefit plans and defined contribution plans.

The Group recognized a charge of $130 million for defined contribution plans in 2018 ($128 million in 2017 and $157 million in 2016).

The Group’s main defined benefit pension plans are located in France, the United Kingdom, the United States, Belgium and Germany. Their main characteristics, depending on the country-specific regulatory environment, are the following:

•	the benefits are usually based on the final salary and seniority;
•	they are usually funded (pension fund or insurer);
•	they are usually closed to new employees who benefit from defined contribution pension plans;
•	they are paid in annuity or in lump sum.

The pension benefits include also termination indemnities and early retirement benefits. The other benefits are employer contributions to post-employment medical care.

In order to manage the inherent risks, the Group has implemented a dedicated governance framework to ensure the supervision of the different plans. These governance rules provide for:

•	the Group’s representation in key governance bodies or monitoring committees;
•	the principles of the funding policy;
•

the general investment policy, including for most plans the establishment of a monitoring committee to define and follow the investment strategy and performance and to ensure the principles in respect of investment allocation are respected;

•	a procedure to approve the establishment of new plans or the amendment of existing plans;
•	principles of administration, communication and reporting.

Change in benefit obligations and plan assets

The fair value of the defined benefit obligation and plan assets in the Consolidated Financial Statements is detailed as follows:

As of December 31,	Pension benefits			Other benefits
(M$)	2018	2017	2016	2018	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	12,872	12,164	12,473	705	648	627
Current service cost	236	263	251	14	16	13
Interest cost	296	320	373	17	17	21
Past service cost	(1)	239	(92)	(2)	12	—
Settlements	(141)	(1)	—	—	—	—
Plan participants' contributions	8	7	8	—	—	—
Benefits paid	(902)	(717)	(651)	(28)	(27)	(30)
Actuarial losses / (gains)	(372)	(450)	762	(29)	(36)	37
Foreign currency translation and other	(495)	1,047	(960)	(8)	75	(20)
Benefit obligation at year-end	11,501	12,872	12,164	669	705	648
Of which plans entirely or partially funded	10,864	12,140	11,376	—	—	—
Of which plans not funded	637	732	788	669	705	648

Change in fair value of plan assets
Fair value of plan assets at beginning of year	(10,205)	(9,123)	(9,627)	—	—	—
Interest income	(261)	(256)	(307)	—	—	—
Actuarial losses / (gains)	424	(344)	(428)	—	—	—
Settlements	129	—	—	—	—	—
Plan participants’ contributions	(8)	(7)	(8)	—	—	—
Employer contributions	(417)	(171)	(130)	—	—	—
Benefits paid	778	591	538	—	—	—
Foreign currency translation and other	415	(895)	839	—	—	—
Fair value of plan assets at year-end	(9,145)	(10,205)	(9,123)	—	—	—

Unfunded status	2,356	2,667	3,041	669	705	648
Asset ceiling	28	40	26	—	—	—
Net recognized amount	2,384	2,707	3,067	669	705	648
Pension benefits and other benefits liabilities	2,545	2,877	2,948	669	705	648
Other non-current assets	(161)	(170)	(26)	—	—	—
Net benefit liabilities relating to assets held for sale	—	—	145	—	—	—

As of December 31, 2018, the contribution from the main geographical areas for the net pension liability in the balance sheet is: 60% for the Euro area, 19% for the United Kingdom and 18% for the United States.

The amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2018	2017	2016	2018	2017	2016
Current service cost	236	263	251	14	16	13
Past service cost	(1)	239	(92)	(2)	12	—
Settlements	(12)	(1)	—	—	—	—
Net interest cost	35	64	66	17	17	21

Benefit amounts recognized on Profit & Loss	258	565	225	29	45	34

- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(1)	(16)	(56)	(21)	3	(7)
* Effect of changes in financial assumptions	(354)	(241)	1,008	(3)	(5)	48
* Effect of experience adjustments	(17)	(193)	(190)	(5)	(34)	(4)
* Actual return on plan assets (excluding interest income)	424	(344)	(421)	—	—	—
- Effect of asset ceiling	(11)	7	(7)	—	—	—

Benefit amounts recognized on Equity	41	(787)	334	(29)	(36)	37

Total benefit amounts recognized on comprehensive income	299	(222)	559	—	9	71

Expected future cash outflows

The average duration of accrued benefits is approximately 14 years for defined pension benefits and 17 years for other benefits. The Group expects to pay contributions of $165 million in respect of funded pension plans in 2019.

Estimated future benefits either financed from plan assets or directly paid by the employer are detailed as follows:

Estimated future payments
(M$)	Pension benefits	Other benefits
2019	779	27
2020	700	27
2021	706	27
2022	675	27
2023	677	27
2024-2028	3,245	125

Type of assets

Asset allocation	Pension benefits
As of December 31,	2018	2017	2016
Equity securities	24%	26%	27%
Debt securities	47%	43%	42%
Monetary	1%	3%	2%
Annuity contracts	20%	20%	21%
Real estate	8%	8%	8%

Investments on equity and debt markets are quoted on active markets.

Main actuarial assumptions and sensitivity analysis

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2018	2017	2016	2018	2017	2016
Discount rate (weighted average for all regions)	2.68%	2.48%	2.60%	2.56%	2.52%	2.51%
Of which Euro zone	1.72%	1.71%	1.69%	1.87%	1.93%	1.85%
Of which United States	4.00%	3.75%	4.00%	4.00%	3.75%	4.00%
Of which United Kingdom	3.00%	2.50%	2.75%	—	—	—
Inflation rate (weighted average for all regions)	2.44%	2.40%	2.41%	—	—	—
Of which Euro zone	1.50%	1.50%	1.50%	—	—	—
Of which United States	2.50%	2.50%	2.50%	—	—	—
Of which United Kingdom	3.50%	3.50%	3.50%	—	—	—

The discount rate retained is determined by reference to the high quality rates for AA-rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

Sensitivity to inflation in respect of defined benefit pension plans is not material in the United States.

A  0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2018	(766)	862

A  0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2018	582	(533)

10.2) Payroll and staff

For the year ended December 31,	2018	2017	2016
Personnel expenses (M$)
Wages and salaries (including social charges)	9,099	7,985	8,238
Group employees at December 31,
France
● Management	13,377	11,880	12,057
● Other	22,629	19,372	19,567
International
● Management	16,963	16,489	17,186
● Other	51,491	50,536	53,358
Total	104,460	98,277	102,168

The number of employees includes only employees of fully consolidated subsidiaries.